Trade Accounts Payable - Disclosure of Trade and Other Payables (Details) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 920,514	S/ 934,006
Current	918,446	931,265
Non-current	2,068	2,741
PEN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	308,703	300,068
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	55,735	73,537
COP
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	435,081	438,871
MXN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 120,995	S/ 121,530